LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Summary of components of lease cost

The components of lease cost for the years ended December 31, 2024 and 2023 are as follows (in thousands):

	2024	2023
Operating lease cost	$1,112	$1,141
Variable lease cost	38	48
Total lease cost	$1,150	$1,189

Summary of amounts reported in the consolidated statements of financial condition related to lease

Amounts reported in the consolidated statements of financial condition as of December 31, 2024 and 2023 were as follows (in thousands):

	2024	2023
Operating lease ROU assets	$3,730	$4,332
Operating lease liabilities	$3,820	$4,381

Summary of other supplemental information related to leases

Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating leases	$464	$466

ROU assets obtained in exchange for lease liabilities for the year ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Operating leases	$—	$320

Weighted-average remaining lease term as of December 31, 2024 and 2023:

	2024	2023
Operating leases	5.7 years	6.7 years

Weighted-average discount rate as of December 31, 2024 and 2023:

	2024	2023
Operating leases	5.5%	5.6%

Summary of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2024 were as follows (in thousands):

2025	$777
2026	767
2027	731
2028	731
2029	731
Thereafter	670
4,405
Less: Imputed interest	(585)
Lease liability	$3,820